Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Nov. 30, 2023	Feb. 28, 2023	Feb. 28, 2022
Statement of Financial Position [Abstract]
Preferred units par value	$ 10	$ 10	$ 10
Preferred units authorized	400,000	400,000	400,000
Preferred units issued	400,000	400,000	0
Preferred units outstanding	400,000	400,000	0
Members equity units per share		$ 0.0001	$ 0.0001
Members equity units authorized		0	1,000,000
Members equity units issued		0	1,000,000
Members equity units outstanding		0	1,000,000
Common units per share	$ 0.0001	$ 0.0001	$ 0.0001
Common units authorized	1,000,000	1,000,000	0
Common units issued	915,000	915,000	0
Common units outstanding	915,000	915,000	0